Contract Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2019
Contracts Receivable [Abstract]
Schedule of contracts receivable
	December 31, 2019	December 31, 2018
Contract receivables	$30,120,533	$24,669,365
Less: allowance for doubtful accounts	-	-
	$30,120,533	$24,669,365